Finance results, net (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finance result, net
Net financial gains (losses)	SFr 668	SFr (1,459)
Finance income associated with change in fair value of derivative financial assets	SFr 399	SFr 1,145